Stock-Based Compensation - Summary of Stock-based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense	$ 18,141	$ 22,274	$ 35,609	$ 32,737	$ 73,620	$ 28,932	$ 29,076
Cost of revenue
Share-based compensation expense	345	1,297	708	2,175	4,930	2,240	3,084
Research and development
Share-based compensation expense	1,486	2,628	1,555	3,543	8,725	4,438	4,113
Selling, general, and administrative
Share-based compensation expense	$ 16,310	$ 18,349	$ 33,346	$ 27,019	$ 59,965	$ 22,254	$ 21,879